Cover		6 Months Ended
	Nov. 08, 2023	Sep. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2024
Document Period End Date	Nov. 08, 2023
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Document Fiscal Period Focus		Q2
Current Fiscal Year End Date		--03-31